JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210

February 11, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”)
File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 107 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 108 to its Registration Statement under the 1940 Act (“Amendment No.107”).

The Amendment No. 107 is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act to become effective April 30, 2014. The filing reflects the new investment objectives and principal investment strategies for the Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP and Lifestyle Moderate MVP and the new principal investment strategies for the Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/Betsy Anne Seel

Betsy Anne Seel

Senior Counsel and Assistant Secretary